Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Notes Payable [Line Items]
Restricted cash		$ 1,952,653	$ 3,091,545	$ 5,208,063
Notes receivable	$ 3,290,000	$ 13,850,000		$ 21,850,000
Bank Charges [Member]
Notes Payable [Line Items]
Principal amount as commission percentage	0.05%	0.05%
Minimum [Member]
Notes Payable [Line Items]
Interest-free notes payable		6 months
Minimum [Member] | Notes Payable [Member]
Notes Payable [Line Items]
Interest-free notes payable	9 months
Maximum [Member]
Notes Payable [Line Items]
Interest-free notes payable		1 year
Maximum [Member] | Notes Payable [Member]
Notes Payable [Line Items]
Interest-free notes payable	1 year